Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net revenue	$ 1,288,985	$ 1,124,836
Cost of goods sold	1,191,390	1,121,612
Gross profit	97,595	3,224
Operating Expenses
Sales and marketing	366,543	887,305
General and administrative	2,263,086	2,377,703
Total operating expenses	2,629,629	3,265,008
Loss from operations	(2,532,034)	(3,261,784)
Other Income (Expense)
Interest income (expense), net	(362,955)	(65,031)
Adjustment to the fair value of embedded derivatives	(50,809)	65,962
Adjustment to the fair value of common stock warrants		9
Settlement of prior debt owed	769,148	420,000
Total other income, net	355,384	420,940
Loss before provision for income taxes	(2,176,650)	(2,840,844)
Provision for income taxes	0	0
Net loss from continuing operations	(2,176,650)	(2,840,844)
Gain from discontinued operations	324,349	10,797
Net loss	(1,852,301)	(2,830,047)
Preferred stock dividend	(18,927)	(153,305)
Preferred deemed dividend		(875,304)
Net loss attributable to common stockholders	$ (1,871,228)	$ (3,858,656)
Net loss per common and common equivalent share (basic and diluted) attributable to common shareholders (in Dollars per share)	$ (0.01)	$ (0.06)
Weighted average shares used in computing loss per common share: (basic and diluted) (in Shares)	203,814,897	69,170,957